Segment reporting	12 Months Ended
Mar. 31, 2017
Segment reporting

16. Segment reporting:

DOCOMO’s chief operating decision maker (the “CODM”) is its Board of Directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports.

DOCOMO has three operating segments, which consist of telecommunications business, smart life business, and other businesses.

The telecommunications business includes mobile phone services (LTE(Xi) services and FOMA services), optical-fiber broadband service, satellite mobile communications services, international services and the equipment sales related to these services. The smart life business includes video and music distribution, electronic books and other services offered through DOCOMO’s “dmarket” portal, as well as finance/payment services, shopping services and various other services to support our customers’ daily lives. The other businesses primarily includes “Mobile Device Protection Service,” as well as development, sales and maintenance of IT systems.

Furthermore, certain Machine-to-Machine (M2M) services for consumers that had been included in other businesses were reclassified to the smart life business from the fiscal year ended March 31, 2016 to reflect the change in its internal organizational structure effective as of July 1, 2015.

In connection with this realignment, segment information for the fiscal year ended March 31, 2015 has been restated to conform to the presentation for the fiscal years ended March 31, 2016 and 2017.

Accounting policies used to determine segment operating revenues and operating income (loss) are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP.

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Corporate” row in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments, and assets in “Corporate” primarily include cash and cash equivalents, securities and investments in affiliates. DOCOMO allocates amounts of assets and related depreciation and amortization expenses to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets to each segment.

Segment operating revenues:

	Millions of yen
Years Ended March 31	2015	2016	2017
Telecommunications business-
External customers	¥3,653,344	¥3,688,486	¥3,709,947
Intersegment	1,221	1,293	1,209

Subtotal	3,654,565	3,689,779	3,711,156
Smart life business-
External customers	427,707	491,234	486,547
Intersegment	15,613	12,895	15,371

Subtotal	443,320	504,129	501,918
Other businesses-
External customers	302,346	347,364	388,058
Intersegment	11,146	11,912	12,342

Subtotal	313,492	359,276	400,400

Segment total	4,411,377	4,553,184	4,613,474
Elimination	(27,980)	(26,100)	(28,922)

Consolidated	¥4,383,397	¥4,527,084	¥4,584,552

Segment operating income (loss):

	Millions of yen
Years Ended March 31	2015	2016	2017
Segment operating income (loss)-
Telecommunications business	¥636,076	¥708,854	¥832,798
Smart life business	(2,394)	46,450	57,919
Other businesses	5,389	27,720	54,021

Consolidated operating income	639,071	783,024	944,738
Other income (expenses)	4,812	(5,003)	4,825

Income before income taxes and equity in net income (losses) of affiliates	¥643,883	¥778,021	¥949,563

Segment assets:

	Millions of yen
As of March 31	2015	2016	2017
Segment assets-
Telecommunications business	¥5,275,976	¥5,309,327	¥5,243,470
Smart life business	553,647	601,601	677,182
Other businesses	228,581	237,862	258,531

Segment total	6,058,204	6,148,790	6,179,183
Elimination	(1,875)	(1,988)	(1,381)

Corporate	1,090,011	1,067,312	1,275,272

Consolidated	¥7,146,340	¥7,214,114	¥7,453,074

Other Significant items:

	Millions of yen
Years Ended March 31	2015	2016	2017
Depreciation and amortization-
Telecommunications business	¥614,821	¥592,073	¥418,669
Smart life business	24,594	16,892	16,190
Other businesses	20,372	16,969	17,482

Consolidated	¥659,787	¥625,934	¥452,341

	Millions of yen
Years Ended March 31	2015	2016	2017
Capital expenditures-
Telecommunications business	¥635,445	¥573,893	¥576,151
Smart life business	17,195	13,855	14,391
Other businesses	9,125	7,468	6,536

Consolidated	¥661,765	¥595,216	¥597,078

	Millions of yen
Years Ended March 31	2015	2016	2017
Point program expenses-
Telecommunications business	¥60,971	¥49,155	¥82,302
Smart life business	6,945	9,112	14,063
Other businesses	—	1	60

Segment total	67,916	58,268	96,425
Elimination	(211)	(436)	(2,134)

Consolidated	¥67,705	¥57,832	¥94,291

	Millions of yen
Years Ended March 31	2015	2016	2017
Impairment losses of goodwill and unamortizable intangible assets-
Telecommunications business	¥—	¥—	¥4,076
Smart life business	—	2,368	7,538
Other businesses	—	6,252	—

Consolidated	¥—	¥8,620	¥11,614

	Millions of yen
Years Ended March 31	2015	2016	2017
Impairment loss of long-lived assets-
Telecommunications business	¥—	¥1,684	¥—
Smart life business	30,161	7,186	—
Other businesses	—	193	591

Consolidated	¥30,161	¥9,063	¥591

Segment operating income (loss) is segment operating revenues less segment operating expenses.

As indicated in “Use of estimates” under Note 2. (a) “Significant accounting policies” effective July 1, 2014, DOCOMO has revised its estimate of the useful life of certain software related to its telecommunications network and certain internal-use software based on the actual utilization of the software. As a result, compared with the method used prior to July 1, 2014, segment operating income for the Telecommunications business segment, Smart life business segment, and Other businesses segment increased by ¥46,927 million, ¥1,251 million and ¥3,129 million, respectively, for the fiscal year ended March 31, 2015. Furthermore, the amortization expenses decreased by the same amounts for the fiscal year ended March 31, 2015.

As indicated in “Property, plant and equipment” under Note 2. (a) “Significant accounting policies,” previously, DOCOMO principally used the declining-balance method for calculating depreciation of property, plant, and equipment with the exception of buildings, which are depreciated on a straight-line basis. Effective April 1, 2016, DOCOMO adopted the straight-line method of depreciation for all property, plant, and equipment. As a result, compared with the depreciation method used prior to April 1, 2016, operating income for the Telecommunications business segment, Smart life business segment, and Other businesses segment for the fiscal year ended March 31, 2017 increased by ¥153,548 million, ¥340 million and ¥162 million, respectively.

For the fiscal years ended March 31, 2015 and 2016, impairment loss of long-lived assets mainly relates to the multimedia broadcasting business for mobile devices that is included in the smart life business segment.

DOCOMO does not disclose geographical information because the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the fiscal years ended March 31, 2015, 2016 and 2017.

Operating revenues from products and services were as follows:

	Millions of yen
Years ended March 31	2015	2016	2017
Telecommunications services	¥2,747,155	¥2,815,507	¥2,985,094
Mobile communications services revenues	2,736,649	2,767,591	2,843,962
— Voice revenues	883,844	849,440	875,203
— Packet communications revenues	1,852,805	1,918,151	1,968,759
Optical-fiber broadband service and other telecommunications services revenues	10,506	47,916	141,132
Equipment sales	904,089	860,486	719,161
Other operating revenues	732,153	851,091	880,297

Total operating revenues	¥4,383,397	¥4,527,084	¥4,584,552